CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Feb. 28, 2018	Feb. 28, 2017
Accounts payable		$ 57,605,414	$ 22,637,199
Deferred revenue - current		824,276,004	504,147,032
Amounts due to related parties	[1]	8,745,624	3,042,785
Accrued expenses and other current liabilities		229,122,303	116,830,290
Income tax payable		13,637,696	20,483,037
Deferred revenue - non-current		17,980,379	14,726,473
Due to related parties, noncurrent	[1]	270,657	2,840,000
Deferred tax liabilities - non-current		20,039,040	13,185,886
Bond payable		11,075,000	225,148,918
Long-term Debt		225,000,000	225,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable		51,809,468	20,905,226
Deferred revenue - current		772,642,292	465,944,822
Amounts due to related parties		2,875,186	192,785
Accrued expenses and other current liabilities		158,848,576	90,834,954
Income tax payable		12,106,200	15,204,900
Deferred revenue - non-current		17,980,379	14,726,473
Due to related parties, noncurrent		0	0
Deferred tax liabilities - non-current		19,866,503	13,063,488
Bond payable		0	0
Long-term payable		4,660,240	0
Long-term Debt		$ 0	$ 0
Common Class A [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		118,401,821	93,130,615
Common shares, shares outstanding (in shares)		118,401,821	93,130,615
Common Class B [Member]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Common shares, shares authorized (in shares)		500,000,000	500,000,000
Common shares, shares issued (in shares)		70,556,000	71,456,000
Common shares, shares outstanding (in shares)		70,556,000	71,456,000

[1]	The amounts due to related parties are in connection with investment payable and advanced service fees from related parties.